Note 4 - Income Taxes	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]
4.	Income taxes

There is
no
provision for income taxes because the Company and its subsidiaries were in a cumulative loss position for the three
and
six
months ended
June 30, 2017
and
2018.

The Company recorded a full valuation allowance against deferred tax assets for all periods presented.
No
material unrecognized tax benefits and related interest and penalties were recorded in any of the periods presented.